------------------
 SEMI-ANNUAL
------------------
 REPORT
------------------
 ALLOCATION
------------------
 FUNDS
------------------

Asset Allocation Fund

U.S. Government
Allocation Fund

SEPTEMBER 30, 1997

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER Q & A

  Asset Allocation Fund                                                        3

  U.S. Government Allocation Fund                                              5

STAGECOACH FUNDS

  Statement of Assets and Liabilities                                          7

  Statement of Operations                                                      8

  Statements of Changes in Net Assets                                          9

  Financial Highlights                                                        12

  Notes to Financial Statements                                               17

MASTER INVESTMENT TRUST PORTFOLIOS OF INVESTMENTS

  Master Investment Trust Asset Allocation
    Master Portfolio                                                          25

  Master Investment Trust U.S. Government Allocation
    Master Portfolio                                                          41

MASTER INVESTMENT TRUST

  Statement of Assets and Liabilities                                         43

  Statement of Operations                                                     44

  Statements of Changes in Net Assets                                         45

  Notes to Financial Statements                                               47

LIST OF ABBREVIATIONS                                                         51
 STAGECOACH FUNDS:
 -------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
We are pleased to present you with the Stagecoach Semi-Annual Report for the six-month period ended September 30, 1997.

On October 27, shortly after the close of the reporting period for this Semi-Annual Report, the stock market suffered its worst one-day drop since 1987. As measured by the Dow Jones Industrial Average, the market lost 7.2% of its value.

By November 5, however, the Dow had recovered, at least temporarily, all that it had lost during the "crash."

What are the lessons shareholders can glean from these events? The only certainty is that there are no certainties when it comes to investing. Dramatic market movements can occur at any time for a variety of reasons -- and the effects can last for years or be corrected in just a few days. Perhaps the most significant lessons learned this October are the ones we have all heard before:

- HAVE A SOLID, LONG-TERM STRATEGIC PLAN. What are your goals? How long before you will need to spend the money you have invested? How much risk are you willing to tolerate? Solid planning with the long-term in mind will help you keep your focus during periods of short-term volatility.

- IF LONG-TERM GROWTH IS YOUR GOAL, STOCKS ARE HISTORICALLY THE BEST INVESTMENT. While bonds or cash may have a greater return than stocks during certain periods, over the long term stocks have outperformed every other investment class.

- USE ASSET ALLOCATION TO LIMIT VOLATILITY. The extent to which you should allocate your assets to less volatile classes depends on your individual circumstances, including such factors as how close you are to your investment horizon and to what extent you need to preserve capital. Seek the advice of an investment professional to help you determine your asset allocation.

During the six-month reporting period ended September 30, 1997 covered by this report, the equity market continued to post the type of strong gains we have seen over the last few years, with the S&P 500 showing a 26.26% total return. The bond market, as measured by the Lehman Brothers Long Government Bond Index, did better than it has in the recent past with a strong 11.67% return. These returns should help provide a context for the downturn of October 27; there is no guarantee, of course, that such robust returns will continue.

The following pages contain discussions of the individual Funds, including specific commentary on what affected the returns and how the portfolio managers tried to capture value or prepare for the future.

                                                           ---------------------

LETTER TO SHAREHOLDERS

There are expected to be some changes during the last quarter of 1997 for the Stagecoach Funds. Shareholders in the Overland Express Family of Funds have been asked to approve a merger with Stagecoach. Both Fund groups are advised by Wells Fargo Bank. If approved by Overland Shareholders, the merger is expected to occur on December 12, 1997. The merger will allow us to eliminate certain administrative and management costs, and will result in a single Fund family with over 30 Funds and approximately $20 billion in assets. In addition, several Funds are changing their names. The name changes are detailed within the discussion for the affected Funds.

Thank you for your continued investment with the Stagecoach Funds.

STAGECOACH FUNDS
NOVEMBER 1997

THE S&P 500 INDEX IS AN UNMANAGED INDEX OF 500 WIDELY HELD COMMON STOCKS REPRESENTING, AMONG OTHERS, INDUSTRIAL, FINANCIAL, UTILITY AND TRANSPORTATION COMPANIES LISTED OR TRADED ON NATIONAL EXCHANGES OR OVER-THE-COUNTER MARKETS. THE LEHMAN BROTHERS LONG GOVERNMENT BOND INDEX IS AN UNMANAGED INDEX COMPOSED OF U.S. GOVERNMENT BONDS WITH 20-YEAR OR LONGER MATURITIES.

---------------------
2

                                                           ASSET ALLOCATION FUND

--------------------
INVESTMENT ADVISER Q&A
WHAT WERE THE TOTAL RETURNS FOR THE FUND DURING THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 1997?

Class A shares of the Fund recorded a 17.63% total return for the period exclusive of sales charge. The return for Class B shares for the same period, also exclusive of sales charge, was 17.25%.

INCREASED CORPORATE EARNINGS AND LOW INFLATION HAVE FUELED THE GROWTH OF THE S&P 500 INDEX IN RECENT YEARS. WAS THIS THE CASE DURING THE PERIOD (APRIL THROUGH SEPTEMBER)?

Yes, corporate earnings have continued to grow at impressive rates. The second quarter 1997 operating income of the S&P 500 constituent companies was 9.2% higher than for the same quarter of the prior year. Equally important was that earnings continue to exceed analysts' expectations. During the last 18 consecutive quarters, earnings have generally exceeded expectations. Similarly, inflation has been kept at bay. The annual inflation rate remained below 2.5% during this six-month period. A strong economy with above-expected earnings and a low inflation rate were once again the primary drivers of the S&P 500's rise of over 26% for the period.

WHAT IS THE CURRENT ANALYSIS: CAN THE EQUITIES MARKET SUPPORT THESE VALUATIONS?

A good argument could be made that the current valuations are based on best-case scenarios. Should earnings continue at the current pace and inflation remain low, the current valuations may be justified. The S&P 500's forward P/E ratio (based on the one-year forward expected earnings) reached a post-World War II high in July of 19.2 and was at 19.0 as of September 30. Historically, the equity market would appear to be susceptible to bad news. An increase in the inflation rate, which may cause the Federal Reserve to hike interest rates, and/or any downturn in corporate earnings could cause a correction in the equities market, moving current valuations down to something closer to historical averages.

HAVE THE SWINGS IN THE MARKET BEEN REFLECTED BY SWINGS IN THE FUND'S ALLOCATION?

The allocation has remained relatively stable. Currently, the Fund has a slightly greater investment in equities now than at the beginning of the period. The bond market's rally in July, in which long bonds gained over 6%, made bonds less attractive relative to stocks on a risk-adjusted basis than they were at the beginning of April. Overall, however, we believe bonds remain slightly more attractive than stocks at the end of September.

WHAT IS THE CURRENT RELATIVE YIELD DIFFERENCE BETWEEN CASH AND BONDS?

At the end of September, the yield on bonds was 6.79% and the yield on cash was 5.08%. The 1.71% spread is fairly close to the historical average.

ARE THERE ANY CHANGES IN STORE FOR SHAREHOLDERS OF THE FUND?

The Fund is expected to withdraw its investment in the Master Portfolio on or about December 12, 1997. See the Notes to the Financial Statements for more information.

                                                           ---------------------

ASSET ALLOCATION FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A SHARE PERFORMANCE AS OF 9/30/97
--------------------------------------------------------------------------------

                                                                         SINCE 11/13/86
AVERAGE ANNUAL TOTAL RETURNS         1 YEAR      3 YEAR      5 YEAR      INCEPTION
---------------------------------------------------------------------------------------
With Maximum 4.5% Sales Charge       17.89%      17.49%      12.81%      11.84%
---------------------------------------------------------------------------------------
Without Sales Charge                 23.44%      19.30%      13.86%      12.32%
---------------------------------------------------------------------------------------

CLASS B SHARE PERFORMANCE AS OF 9/30/97
--------------------------------------------------------------------------------

                                                                       SINCE 1/1/95
AVERAGE ANNUAL TOTAL RETURNS                               1 YEAR      INCEPTION
-------------------------------------------------------------------------------------
With Maximum Contingent Deferred Sales Charge(1)           17.67%      19.03%
-------------------------------------------------------------------------------------
Without Sales Charge                                       22.67%      19.83%
-------------------------------------------------------------------------------------
(1)Assumes redemption on 9/30/97.

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

The Stagecoach Asset Allocation Fund commenced operations on January 2, 1992, as successor to the Asset Allocation Fund of the Wells Fargo Investment Trust for Retirement Programs. The Predecessor Fund's date of inception was November 13, 1986. The performance figures shown include the performance of the Predecessor Fund which had the same investment objectives and strategies. Certain of the investment restrictions of the Stagecoach Asset Allocation Fund differ somewhat from those of the Predecessor Fund.

The Fund seeks to achieve its investment objective by investing all of its assets in the Master Investment Trust Asset Allocation Master Portfolio, which has an identical investment objective as the Fund. Prior to April 28, 1996 the Fund invested directly in a portfolio of securities and not in the Master Investment Trust Asset Allocation Master Portfolio. References to the investment policies of the Fund are understood to be references to the investment policies of the Master Portfolio.

Wells Fargo Bank has voluntarily waived portions of its fees for some or all classes of the Fund, which has reduced operating expenses for shareholders of such classes. Without this reduction, the Fund's returns would have been lower.

---------------------
4

                                                 U.S. GOVERNMENT ALLOCATION FUND

--------------------
INVESTMENT ADVISER Q&A
WHAT WERE THE TOTAL RETURNS FOR THE FUND DURING THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 1997?

Class A shares of the Fund recorded a 6.00% total return for the period exclusive of sales charge. The return for Class B shares for the same period, also exclusive of sales charge, was 5.74 %.

WHICH ASSET CLASS HAS THE FUND BEEN CONCENTRATED IN THROUGHOUT THE PERIOD?

The asset allocation model that recommends the Fund's portfolio allocation has recommended investment in shorter-term assets. Accordingly, the Fund invested approximately 60% of its assets in 5-7 year notes and 40% in Treasury Bills in July. This recommendation is due to the flatness of the U.S. Treasury yield curve. If the difference between shorter-term and longer-term yields is not pronounced enough, there is insufficient reward for the increased risk inherent in longer-term bonds.

DOES THE MODEL TRY TO PREDICT FED ACTIONS ON INTEREST RATES IN ANY WAY BY, FOR EXAMPLE, ANALYZING INFLATION?

Not directly. The model attempts to find value by looking at the probability of long-term returns and assessing the risk-adjusted value of bonds relative to each other. The model examines data to determine which Treasury sectors offer sufficient value for the risks involved. These perceived differences in valuations are created in part, by market expectations of inflation, economic growth and Fed action. So, although the model does not independently predict Fed actions, the model incorporates market expectations of future Fed action.

ARE TREASURY BONDS MORE OR LESS INTEREST RATE SENSITIVE THAN OTHER BONDS OF SIMILAR MATURITY?

Treasury bonds generally are sensitive to interest rate changes in the same measure as other bonds. Because bond prices are based on the net present value of expected cash flows, including interest and principal payments, all bonds are sensitive to interest rate changes. When comparing bonds with the same maturity, those with a lower coupon rate generally are more sensitive to interest rate shifts than those with higher coupon rates. The greater default risk inherent in corporate bonds, however, tends to make them more risky than government bonds.

ARE THERE ANY CHANGES IN STORE FOR SHAREHOLDERS OF THE FUND?

The Fund is expected to withdraw its investment in the Master Portfolio on or about December 12, 1997. See the Notes to the Financial Statements for more information.

                                                           ---------------------

U.S. GOVERNMENT ALLOCATION FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A SHARE PERFORMANCE AS OF 9/30/97
--------------------------------------------------------------------------------

                                                                         SINCE 3/31/87
AVERAGE ANNUAL TOTAL RETURNS         1 YEAR      3 YEAR      5 YEAR      INCEPTION
---------------------------------------------------------------------------------------
With Maximum 4.5% Sales Charge       3.02%       5.85%       5.62%       7.47%
---------------------------------------------------------------------------------------
Without Sales Charge                 7.85%       7.48%       6.60%       7.95%
---------------------------------------------------------------------------------------

CLASS B SHARE PERFORMANCE AS OF 9/30/97
--------------------------------------------------------------------------------

                                                                       SINCE 1/1/95
AVERAGE ANNUAL TOTAL RETURNS                               1 YEAR      INCEPTION
-------------------------------------------------------------------------------------
With Maximum Contingent Deferred Sales Charge(1)           2.24%       6.70%
-------------------------------------------------------------------------------------
Without Sales Charge                                       7.24%       7.66%
-------------------------------------------------------------------------------------
(1)Assumes redemption on 9/30/97.

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

The Stagecoach U.S. Government Allocation Fund commenced operations on January 2, 1992 as successor to the Fixed-Income Strategy Fund of the Wells Fargo Investment Trust for Retirement Programs. The Predecessor Fund's date of inception was March 31, 1987. The performance figures shown include the performance of the Predecessor Fund whose investment objective was substantially the same except that it was required to invest at least 65% of its assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Fund seeks to achieve its investment objective by investing all of its assets in the Master Investment Trust U.S. Government Allocation Master Portfolio, which has an identical investment objective as the Fund. Prior to April 28, 1996 the Fund invested directly in a portfolio of securities and not in the Master Investment Trust U.S. Government Allocation Master Portfolio. References to the investment policies of the Fund are understood to be references to the investment policies of the Master Portfolio.

Wells Fargo Bank has voluntarily waived portions of its fees for some or all classes of the Fund, which has reduced operating expenses for shareholders of such classes. Without this reduction, the Fund's returns would have been lower.

---------------------
6

            STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - SEPTEMBER 30, 1997

                                                                        U.S.
                                                      ASSET       GOVERNMENT
                                                 ALLOCATION       ALLOCATION
                                                       FUND             FUND
----------------------------------------------------------------------------

ASSETS
INVESTMENTS:
  In corresponding Master Portfolio          $1,325,904,420     $ 91,546,611
Receivables:
  Dividends and Interest                         13,149,597          421,895
  Fund shares sold                                1,061,855          164,000
Organization expenses, net of
  amortization                                        3,141            6,611
Prepaid expenses                                    143,305                0
TOTAL ASSETS                                  1,340,262,318       92,139,117

LIABILITIES
Payables:
  Distribution to shareholders                   11,012,419          366,469
  Fund shares redeemed                               61,980                0
  Due to sponsor and distributor (Note
    2)                                              825,528           18,805
  Due to WFB (Note 2)                               520,353           30,089
  Other                                             105,604           68,366
TOTAL LIABILITIES                                12,525,884          483,729

TOTAL NET ASSETS
                                             $1,327,736,434     $ 91,655,388
NET ASSETS CONSIST OF:
  Paid-in capital                            $1,006,120,983     $115,072,807
  Undistributed net realized gain (loss)
    on investments                               84,385,705      (24,100,618)
  Net unrealized appreciation of
    investments                                 237,229,746          683,199
TOTAL NET ASSETS                             $1,327,736,434     $ 91,655,388

COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                         $1,168,661,472     $ 82,683,540
Shares outstanding - Class A                     49,831,962        5,600,288
Net asset value per share - Class A          $        23.45     $      14.76
Maximum offering price per share - Class
  A (1)                                      $        24.55     $      15.46
Net Assets - Class B                         $  159,074,962     $  8,971,848
Shares outstanding - Class B                     11,187,448          834,947
Net asset value and offering price per
  share - Class B                            $        14.22     $      10.75
----------------------------------------------------------------------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF OPERATIONS (UNAUDITED)

                                                                    U.S.
                                                    ASSET     GOVERNMENT
                                               ALLOCATION     ALLOCATION
                                                     FUND           FUND
------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends allocated from Master
    Portfolio                                $  5,083,952     $        0
  Interest allocated from Master
    Portfolio                                  23,919,950      3,139,903
  Net expenses allocated from Master
    Portfolio                                  (2,288,594)      (242,177)
TOTAL INVESTMENT INCOME                        26,715,308      2,897,726

EXPENSES (NOTE 2)
  Administration fees                             377,580         27,086
  Shareholder servicing fees                    1,887,903        139,654
  Transfer agency fees                            881,022         65,173
  Distribution fees                               714,663         47,837
  Amortization of organization expenses               752          1,354
  Legal and audit fees                             19,006         14,588
  Registration fees                                65,282         21,589
  Directors' fees                                   2,080          2,085
  Shareholder reports                              65,315         41,182
  Other                                             5,563          4,771
TOTAL EXPENSES                                  4,019,166        365,319
Less:
  Waived fees and reimbursed expenses                (393)       (53,561)
Net Expenses                                    4,018,773        311,758
NET INVESTMENT INCOME                          22,696,535      2,585,968

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS ALLOCATED FROM MASTER
PORTFOLIO
  Net realized gain on sale of
    investments                                74,014,936         18,650
  Net change in unrealized appreciation
    of investments                            103,774,542      2,855,482
NET GAIN ON INVESTMENTS                       177,789,478      2,874,132
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $200,486,013     $5,460,100
------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------
8

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                            ASSET ALLOCATION FUND
                                             ----------------------------------------------------
                                                (UNAUDITED)
                                                FOR THE SIX        FOR THE SIX       FOR THE NINE
                                               MONTHS ENDED       MONTHS ENDED       MONTHS ENDED
                                             SEPT. 30, 1997     MARCH 31, 1997     SEPT. 30, 1996
-------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $   22,696,535     $   22,799,885     $   30,296,812
  Net realized gain (loss) on sale of
    investments                                  74,014,936         16,581,561         75,454,709
  Net change in unrealized appreciation
    (depreciation) of investments               103,774,542         16,935,058        (48,004,058)
NET INCREASE IN NET ASSETS RESULTING
FROM
 OPERATIONS                                     200,486,013         56,316,504         57,747,463

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  CLASS A                                       (20,853,254)       (21,499,154)       (29,059,204)
  CLASS B                                        (1,843,281)        (1,300,731)        (1,237,608)
From net realized gain on sale of
  investments
  CLASS A                                                 0        (77,923,468)                 0
  CLASS B                                                 0         (5,356,143)                 0

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A            51,554,282         43,986,740        125,947,664
  Reinvestment of dividends - Class A            20,955,909         99,267,295         25,929,821
  Cost of shares redeemed - Class A            (106,746,495)      (113,370,104)      (198,735,389)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
TRANSACTIONS -
 CLASS A                                        (34,236,304)        29,883,931        (46,857,904)
  Proceeds from shares sold - Class B            59,658,267         28,861,527         41,385,524
  Reinvestment of dividends - Class B             1,500,992          6,539,212            691,311
  Cost of shares redeemed - Class B              (7,849,823)        (5,436,423)        (6,086,896)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
TRANSACTIONS -
 CLASS B                                         53,309,436         29,964,316         35,989,939
INCREASE (DECREASE) IN NET ASSETS               196,862,610         10,085,255         16,582,686

NET ASSETS:
  Beginning net assets                        1,130,873,824      1,120,788,569      1,104,205,883
  ENDING NET ASSETS                          $1,327,736,434     $1,130,873,824     $1,120,788,569
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                            U.S. GOVERNMENT ALLOCATION FUND
                                             ----------------------------------------------
                                              (UNAUDITED)
                                              FOR THE SIX      FOR THE SIX     FOR THE NINE
                                             MONTHS ENDED     MONTHS ENDED     MONTHS ENDED
                                                SEPT. 30,        MARCH 31,        SEPT. 30,
                                                     1997             1997             1996
-------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $  2,585,968     $  2,874,874     $  5,852,121
  Net realized gain (loss) on sale of
    investments                                    18,650        1,030,525       (1,945,578)
  Net change in unrealized appreciation
    (depreciation) of investments               2,855,482       (2,042,135)      (2,769,255)
NET INCREASE IN NET ASSETS RESULTING
FROM
 OPERATIONS                                     5,460,100        1,863,264        1,137,288

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  CLASS A                                      (2,400,667)      (2,697,855)      (5,670,237)
  CLASS B                                        (185,301)        (177,019)        (181,884)
From net realized gain on sale of
  investments
  CLASS A                                               0                0                0
  CLASS B                                               0                0                0

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A           3,096,507        3,383,948       36,933,631
  Reinvestment of dividends - Class A           2,043,465        2,218,226        4,748,739
  Cost of shares redeemed - Class A           (12,036,167)     (16,500,755)     (73,965,970)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
TRANSACTIONS -
 CLASS A                                       (6,896,195)     (10,898,581)     (32,283,600)
  Proceeds from shares sold - Class B           2,449,304        1,811,816        3,581,868
  Reinvestment of dividends - Class B             139,803          128,252          132,888
  Cost of shares redeemed - Class B            (1,062,407)      (1,026,305)      (1,222,836)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
TRANSACTIONS -
 CLASS B                                        1,526,700          913,763        2,491,920
INCREASE (DECREASE) IN NET ASSETS              (2,495,363)     (10,996,428)     (34,506,513)

NET ASSETS:
  Beginning net assets                         94,150,751      105,147,179      139,653,692
  ENDING NET ASSETS                          $ 91,655,388     $ 94,150,751     $105,147,179
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------
10

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                       ASSET ALLOCATION FUND
                                                          ----------------------------------
                                                                                     CLASS A
                                                          ----------------------------------
                                                          (UNAUDITED)                   NINE
                                                          SIX MONTHS  SIX MONTHS      MONTHS
                                                               ENDED       ENDED       ENDED
                                                           SEPT. 30,   MARCH 31,   SEPT. 30,
                                                                1997    1997 (2)    1996 (3)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $20.30      $21.24      $20.74
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.42        0.41        0.57
  Net realized and unrealized gain (loss) on investments        3.16        0.65        0.50
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                3.58        1.06        1.07
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.42)      (0.41)      (0.57)
  Distributions from net realized gain                          0.00       (1.59)       0.00
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.42)      (2.00)      (0.57)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                $23.46      $20.30      $21.24
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                 17.63%       4.94%       5.14%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                        $1,168,661  $1,041,622  $1,057,346
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                    0.94%(5)    0.92%(5)    0.90%(5)
  Ratio of net investment income to average net assets       3.67%(5)    3.91%(5)    3.53%(5)
Portfolio turnover                                               N/A         N/A        1%(6)
Average commission rate paid(1)                                  N/A         N/A     $0.0320(6)
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                   N/A         N/A         N/A
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                   N/A         N/A         N/A
--------------------------------------------------------------------------------------------

(1) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(4)  THE CLASS B SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
(5)  THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER
     PORTFOLIO.
(6)  PORTFOLIO ACTIVITY REPRESENTS STAND-ALONE PERIOD ONLY. SEE NOTE 4.
The accompanying notes are an integral part of these financial statements.

---------------------
12

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                                  ASSET ALLOCATION FUND (CONT.)
                              -------------------------------------------------------------------------------------------------
                                                                                                                        CLASS B
                                                                              -------------------------------------------------
                                                             CLASS A (CONT.)  (UNAUDITED)                   NINE
                              ----------------------------------------------  SIX MONTHS  SIX MONTHS      MONTHS
                              YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED       ENDED       ENDED       ENDED     YEAR ENDED
                                DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,   SEPT. 30,   MARCH 31,   SEPT. 30,       DEC. 31,
                                    1995        1994        1993        1992        1997    1997 (2)    1996 (3)       1995 (4)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $16.73      $18.80      $17.89      $17.65      $12.29      $12.84      $12.50         $10.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------     ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.74        0.77        0.77        0.87        0.18        0.19        0.28           0.22
  Net realized and
    unrealized gain (loss)
    on investments                  4.07       (1.31)       1.88        0.31        1.93        0.41        0.34           2.53
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------     ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        4.81       (0.54)       2.65        1.18        2.11        0.60        0.62           2.75
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.74)      (0.77)      (0.77)      (0.87)      (0.18)      (0.19)      (0.28)         (0.22)
  Distributions from net
    realized gain                  (0.06)      (0.76)      (0.97)      (0.07)       0.00       (0.96)       0.00          (0.03)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------     ----------
TOTAL FROM DISTRIBUTIONS           (0.80)      (1.53)      (1.74)      (0.94)      (0.18)      (1.15)      (0.28)         (0.25)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------     ----------
NET ASSET VALUE, END OF
  PERIOD                          $20.74      $16.73      $18.80      $17.89      $14.22      $12.29      $12.84         $12.50
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------     ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------     ----------
TOTAL RETURN (NOT
  ANNUALIZED)                     29.18%      (2.82%)     15.00%       7.00%      17.25%       4.62%       4.96%         27.72%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                    $1,077,935    $896,943  $1,048,667    $542,226    $159,075     $89,252     $63,443        $26,271
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.84%       0.84%       0.86%       0.95%     1.58%(5)    1.53%(5)    1.14%(5)         1.53%
  Ratio of net investment
    income to average net
    assets                         3.81%       4.30%       4.20%       5.22%     2.98%(5)    3.30%(5)    3.37%(5)         2.71%
Portfolio turnover                   15%         49%         40%          5%         N/A         N/A        1%(6)           15%
Average commission rate
  paid(1)                            N/A         N/A         N/A         N/A         N/A         N/A     $0.0320(6)         N/A
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                           N/A         N/A         N/A       0.97%     1.58%(5)    1.58%(5)    1.56%(5)         1.76%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                           N/A         N/A         N/A       5.20%     2.98%(5)    3.25%(5)    2.95%(5)         2.48%
-------------------------------------------------------------------------------------------------------------------------------

(1) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(4)  THE CLASS B SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
(5)  THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER
     PORTFOLIO.
(6)  PORTFOLIO ACTIVITY REPRESENTS STAND-ALONE PERIOD ONLY. SEE NOTE 4.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                             U.S. GOVERNMENT ALLOCATION FUND
                                                          ----------------------------------
                                                                                     CLASS A
                                                          ----------------------------------
                                                          (UNAUDITED)                   NINE
                                                          SIX MONTHS  SIX MONTHS      MONTHS
                                                               ENDED       ENDED       ENDED
                                                           SEPT. 30,   MARCH 31,   SEPT. 30,
                                                                1997    1997 (2)    1996 (3)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $14.32      $14.48      $14.98
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.41        0.42        0.59
  Net realized and unrealized gain (loss) on investments        0.44       (0.16)      (0.50)
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                0.85        0.26        0.09
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.41)      (0.42)      (0.59)
  Distributions from net realized gain                          0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.41)      (0.42)      (0.59)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                $14.76      $14.32      $14.48
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  6.00%       1.75%       0.69%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                           $82,684     $86,930     $98,741
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                    1.14%(5)    1.00%(5)    1.12%(5)
  Ratio of net investment income to average net assets       5.61%(5)    5.70%(5)    5.45%(5)
Portfolio turnover                                               N/A         N/A       31%(6)
Average commission rate paid(1)                                  N/A         N/A         N/A
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                               1.23%(5)    1.31%(5)    1.20%(5)
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses               5.52%(5)    5.39%(5)    5.37%(5)
--------------------------------------------------------------------------------------------

(1) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(4)  THE CLASS B SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
(5)  THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER
     PORTFOLIO.
(6)  PORTFOLIO ACTIVITY REPRESENTS STAND-ALONE PERIOD ONLY. SEE NOTE 4.
The accompanying notes are an integral part of these financial statements.

---------------------
14

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                     U.S. GOVERNMENT ALLOCATION FUND (CONT.)
                              ----------------------------------------------------------------------------------------------
                                                                                                                     CLASS B
                                                                              ----------------------------------------------
                                                             CLASS A (CONT.)  (UNAUDITED)                   NINE
                              ----------------------------------------------  SIX MONTHS  SIX MONTHS      MONTHS
                              YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED       ENDED       ENDED       ENDED  YEAR ENDED
                                DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,   SEPT. 30,   MARCH 31,   SEPT. 30,    DEC. 31,
                                    1995        1994        1993        1992        1997    1997 (2)    1996 (3)    1995 (4)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $13.76      $15.71      $15.41      $15.41      $10.42      $10.54      $10.91      $10.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.79        0.87        0.96        0.87        0.26        0.27        0.36        0.49
  Net realized and
    unrealized gain (loss)
    on investments                  1.22       (1.95)       1.69        0.04        0.33       (0.12)      (0.37)       0.91
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        2.01       (1.08)       2.65        0.91        0.59        0.15       (0.01)       1.40
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.79)      (0.87)      (0.96)      (0.87)      (0.26)      (0.27)      (0.36)      (0.49)
  Distributions from net
    realized gain                   0.00        0.00       (1.39)      (0.04)       0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.79)      (0.87)      (2.35)      (0.91)      (0.26)      (0.27)      (0.36)      (0.49)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $14.98      $13.76      $15.71      $15.41      $10.75      $10.42      $10.54      $10.91
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                     14.91%      (6.99%)     17.46%       6.30%       5.74%       1.42%       0.11%      14.11%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $135,577    $140,066    $283,206    $127,504      $8,972      $7,221      $6,406      $4,077
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             1.04%       1.01%       0.99%       1.00%     1.79%(5)    1.61%(5)    1.92%(5)      1.65%
  Ratio of net investment
    income to average net
    assets                         5.41%       5.94%       5.92%       6.06%     4.88%(5)    5.12%(5)    4.60%(5)      4.31%
Portfolio turnover                  292%        112%        150%         33%         N/A         N/A       31%(6)       292%
Average commission rate
  paid(1)                            N/A         N/A         N/A         N/A         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.07%       1.08%       1.02%       1.08%     2.10%(5)    2.28%(5)    2.21%(5)      2.36%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         5.38%       5.87%       5.89%       5.98%     4.57%(5)    4.45%(5)    4.31%(5)      3.60%
----------------------------------------------------------------------------------------------------------------------------

(1) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(4)  THE CLASS B SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
(5)  THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER
     PORTFOLIO.
(6)  PORTFOLIO ACTIVITY REPRESENTS STAND-ALONE PERIOD ONLY. SEE NOTE 4.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
16

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers twenty-seven separate series. These financial statements represent the Asset Allocation and U.S. Government Allocation Funds (the "Funds"), each a diversified series of the Company.

Each of the Funds offers Class A and Class B shares. The two classes of shares differ principally in the applicable sales charges and distribution fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and gain allocations and from differences in separate class expenses, including distribution fees.

On July 23, 1997 the Board of Directors of the Company approved a plan to dissolve the master/feeder structure of its feeder funds in favor of a stand-alone structure (the "Dissolution"). When the Dissolution occurs, the Funds will withdraw their investments in the corresponding Asset Allocation and U.S. Government Allocation Master Portfolios (the "Master Portfolios") of Master Investment Trust (the "Trust") and instead will invest directly in a portfolio of securities. The Funds will retain Wells Fargo Bank, N.A. ("WFB"), the investment adviser to the Master Portfolios, and Barclays Global Fund Advisors ("BGFA"), the sub-adviser to the Master Portfolios, to manage their assets directly, in substantially the same manner as WFB and BGFA currently manage each Master Portfolio's assets. The Funds will compensate WFB at the same advisory fee level and BGFA at a lower sub-advisory fee level. The Dissolution is expected to take place on or about December 12, 1997.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and assumptions should not be considered an indication of actual or expected figures; actual results may differ.

INVESTMENT POLICY AND SECURITY VALUATION

The Funds invest only in interests of the Master Portfolios. Each Master Portfolio has the same investment objective as the Fund that invests in that Master Portfolio. The value of each Fund's investment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio. As of September 30, 1997, each Fund owned approximately 99.99% of its respective Master Portfolio. Securities for which the primary market is a national securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the last reported sales price on the day of valuation. U.S. Government obligations are valued at the reported bid price. In the absence of any sale of such securities on the valuation date and in the case of other securities, excluding debt instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded no later than one business day after trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Portfolio of Investments. The Master Portfolios may participate in pooled repurchase agreement transactions with other Funds advised by WFB. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase

---------------------
18

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
agreements held in the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Asset Allocation Fund, if any, are declared and distributed quarterly. Dividends to shareholders from net investment income of the U.S. Government Fund, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 1996.

The U.S. Government Allocation Fund had net capital loss carryforwards at December 31, 1996 of $23,241,796 and $674,514 which will expire in the years 2002 and 2004, respectively. The Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each such carryforward has been fully utilized or expires.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

ORGANIZATION EXPENSES

The Funds have been charged for expenses incurred in connection with the organization and initial registration of the Funds and/or classes of shares. These expenses are being amortized by the

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
Funds on a straight-line basis over 60 months from the date each Fund and/or class commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds do not directly retain an investment adviser because each Fund invests all of its assets in a Master Portfolio of the Trust which, in turn, retains WFB as investment adviser.

BGFA, a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI") currently acts as sub-adviser to the Master Portfolios in which the Funds invest. BGFA is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.20% of the Asset Allocation Master Portfolio's average daily net assets and 0.15% of the U.S. Government Allocation Master Portfolio's average daily net assets. In addition, the U.S. Government Allocation Master Portfolio will pay BGFA an annual fee of $40,000 for such sub-advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

BGI currently acts as custodian to the Master Portfolios. BGI is a wholly-owned subsidiary of Barclays Global Investors Holdings Inc. BGI will not be entitled to receive compensation for its custodial services to the Funds so long as BGFA is entitled to receive compensation for providing investment sub-advisory services to the Master Portfolios in which each Fund invests.

The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB provides transfer agency services for the Funds. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.14% of the average daily net assets of the Funds.

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Class A and Class B shares of the Funds.

The Company has entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide each Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of each Fund's average daily net assets.

The Company has adopted separate Distribution Plans for Class A and Class B shares of the Funds pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for Class A shares of the Funds provides that each Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to the Class A

---------------------
20

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
shares of each Fund. The Class A Plan for the Funds provides only for the reimbursement of actual expenses.

Under the Plan for Class B shares of the Funds, each Fund may pay, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.70% of the average daily net assets attributable to the Class B shares of each Fund. The Class B Plan for the Funds also provides for payments to compensate the Distributor and Selling agents for sales support services.

Each Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.

Distribution fees paid on behalf of the Funds for the six months ended September 30, 1997 were as follows:

                                                                   DISTRIBUTION    DISTRIBUTION
FUND                                                               FEES CLASS A    FEES CLASS B
-----------------------------------------------------------------------------------------------
Asset Allocation Fund                                            $      283,881  $      430,782
U.S. Government Allocation Fund                                          21,386          26,451

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees and reimbursed expenses on the Statement of Operations for the six months ended September 30, 1997 were waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens.

Certain officers and one director of the Company are also officers of Stephens. As of September 30, 1997, Stephens owned 116 shares of the Asset Allocation Fund and 114 shares of the U.S. Government Allocation Fund.

Stephens has retained $2,566,666 as sales charges from the proceeds of Class A shares sold and $419,434 from the proceeds of Class B shares redeemed by the Company for the six months ended September 30, 1997. Wells Fargo Securities Inc., a subsidiary of WFB, received $2,556,342 as sales charges from the proceeds of Class A shares sold and $419,434 from the proceeds of Class B shares redeemed by the Company for the six months ended September 30, 1997.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. CAPITAL SHARE TRANSACTIONS

As of September 30, 1997, there were over 106 billion shares of $0.001 par value capital stock authorized by the Company. As of September 30, 1997, the Asset Allocation and U.S. Government Allocation Funds were authorized to issue 100 million shares and 300 million shares, respectively, of $0.001 par value capital stock for each class of shares. Capital share transactions for the Funds were as follows:

                                                             ASSET ALLOCATION FUND
                                          ----------------------------------------
                                           (UNAUDITED)
                                           FOR THE SIX   FOR THE SIX  FOR THE NINE
                                          MONTHS ENDED  MONTHS ENDED  MONTHS ENDED
                                             SEPT. 30,     MARCH 31,     SEPT. 30,
                                                  1997          1997          1996
----------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                     2,322,277     2,045,161     6,007,551
  Shares issued in reinvestment of
    dividends -- Class A                       987,130     4,753,733     1,238,174
  Shares redeemed -- Class A                (4,796,816)   (5,260,733)   (9,426,837)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                     (1,487,409)    1,538,161    (2,181,112)
  Shares sold -- Class B                     4,392,977     2,222,248     3,267,959
  Shares issued in reinvestment of
    dividends -- Class B                       116,178       518,569        54,554
  Shares redeemed -- Class B                  (585,813)     (419,149)     (481,023)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS B                      3,923,342     2,321,668     2,841,490

                                                   U.S. GOVERNMENT ALLOCATION FUND
                                          ----------------------------------------
                                           (UNAUDITED)
                                           FOR THE SIX   FOR THE SIX  FOR THE NINE
                                          MONTHS ENDED  MONTHS ENDED  MONTHS ENDED
                                             SEPT. 30,     MARCH 31,     SEPT. 30,
                                                  1997          1997          1996
----------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                       213,337       231,132     2,528,521
  Shares issued in reinvestment of
    dividends -- Class A                       140,505       151,317       325,965
  Shares redeemed -- Class A                  (825,998)   (1,126,961)   (5,085,090)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                       (472,156)     (744,512)   (2,230,604)
  Shares sold -- Class B                       229,141       169,717       336,746
  Shares issued in reinvestment of
    dividends -- Class B                        13,203        12,022        12,543
  Shares redeemed -- Class B                  (100,472)      (96,322)     (115,493)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS B                        141,872        85,417       233,796

---------------------
22

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. REORGANIZATION OF THE ASSET ALLOCATION AND U.S. GOVERNMENT ALLOCATION FUNDS INTO MASTER/FEEDER STRUCTURES

At special meetings of shareholders held between December 5, 1995 and December 19, 1995, shareholders of the Asset Allocation and U.S. Government Allocation Funds approved a reorganization of the Funds into a "master/feeder" structure, pursuant to which the Funds invest all of their assets in a corresponding Master Portfolio of the Trust. On the conversion date the Funds transferred their investments to the corresponding Master Portfolio in exchange for interests in the corresponding Master Portfolio. The Funds then became "feeder" funds. This reorganization was effected on April 28, 1996. The master/feeder structure will be dissolved on or about December 12, 1997.

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
24

           MASTER INVESTMENT TRUST ASSET ALLOCATION MASTER PORTFOLIO (UNAUDITED)
-----------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1997

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 50.30%
     31,328  3Com Corp+                                                      $  1,525,233  $   1,605,560
     70,281  Abbott Laboratories                                                3,207,293      4,493,591
      6,525  Adobe Systems Inc                                                    289,937        328,697
     12,735  Advanced Micro Devices+                                              358,190        414,683
      2,545  Aeroquip-Vickers Inc                                                  93,335        124,705
     13,695  Aetna Inc                                                          1,405,885      1,115,287
      9,163  Ahmanson (H F) & Co                                                  261,595        520,573
      9,931  Air Products & Chemicals Inc                                         601,759        823,652
     45,634  Airtouch Communications+                                           1,241,508      1,617,155
      5,155  Alberto-Culver Co Class B                                             97,645        156,905
     22,813  Albertson's Inc                                                      750,057        795,603
     20,556  Alcan Aluminium Ltd                                                  607,425        714,321
     15,993  Allegheny Teledyne Inc                                               328,200        457,800
      5,941  Allergan Inc                                                         175,107        214,990
     51,440  Allied Signal Inc                                                  1,428,778      2,186,200
     39,536  Allstate Corp                                                      1,865,053      3,177,706
     16,948  Alltel Corp                                                          520,413        584,706
     15,797  Aluminum Co of America                                               853,078      1,295,354
      7,674  ALZA Corp+                                                           207,262        222,546
      8,396  Amerada Hess Corp                                                    428,815        517,928
     17,109  American Electric Power Inc                                          662,543        778,460
     42,915  American Express Corp                                              2,075,186      3,513,666
     22,545  American General Corp                                                831,356      1,169,522
      6,774  American Greetings Corp Class A                                      211,794        249,791
     58,989  American Home Products Corp                                        3,151,578      4,306,197
     63,946  American International Group Inc                                   4,177,788      6,598,428
     24,740  American Stores Co                                                   402,866        603,038
     49,902  Ameritech Corp                                                     2,654,396      3,318,483
     23,999  Amgen Inc+                                                         1,081,619      1,150,452
     44,883  Amoco Corp                                                         3,161,104      4,325,599
     19,901  AMP Inc                                                              783,440      1,065,947
      8,316  AMR Corp+                                                            694,162        920,477
      5,373  Anadarko Petroleum Corp                                              362,877        385,849
      8,322  Andrew Corp+                                                         163,944        217,932

                                                           ---------------------

MASTER INVESTMENT TRUST ASSET ALLOCATION MASTER PORTFOLIO (UNAUDITED)

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     45,063  Anheuser-Busch Inc                                              $  1,500,425  $   2,033,468
     15,125  Aon Corp                                                             626,843        799,734
      8,177  Apache Corp                                                          294,603        350,589
     11,382  Apple Computer Inc+                                                  328,652        246,847
     16,424  Applied Materials Inc+                                               756,265      1,564,386
     50,851  Archer-Daniels-Midland Co                                            895,531      1,217,246
      9,994  Armco Inc+                                                            60,360         59,964
      3,732  Armstrong World Industries Inc                                       222,687        250,277
      3,868  ASARCO Inc                                                           107,910        123,776
      6,747  Ashland Inc                                                          273,805        366,868
    147,597  AT & T Corp                                                        5,689,988      6,540,392
     29,204  Atlantic Richfield Corp                                            1,758,706      2,495,117
      4,369  Autodesk Inc                                                         156,415        198,243
     26,623  Automatic Data Processing                                          1,008,849      1,331,150
     13,722  AutoZone Inc+                                                        377,829        411,660
      9,410  Avery Dennison Corp                                                  252,221        376,400
     11,956  Avon Products Inc                                                    525,376        741,272
     14,971  Baker Hughes Inc                                                     434,661        654,981
      2,833  Ball Corp                                                             85,345         98,624
     13,497  Baltimore Gas & Electric Co                                          345,804        374,542
     52,967  Banc One Corp                                                      2,100,746      2,956,221
     35,157  Bank of New York Inc                                                 995,610      1,687,536
     63,448  BankAmerica Corp                                                   2,493,363      4,651,532
     13,358  BankBoston Corp                                                      752,952      1,181,348
      9,052  Bankers Trust N Y Corp                                               736,364      1,108,870
      5,163  Bard (C R) Inc                                                       159,694        175,219
     18,071  Barnett Banks Inc                                                    637,714      1,278,523
     33,789  Barrick Gold Corp                                                    870,146        836,278
     20,723  Battle Mountain Gold Co                                              164,764        148,947
      4,983  Bausch & Lomb Inc                                                    215,992        201,812
     25,213  Baxter International Inc                                             999,259      1,317,379
     18,053  Bay Networks Inc+                                                    792,662        697,297
     11,056  Becton Dickinson & Co                                                408,141        529,306
     70,455  Bell Atlantic Corp                                                 4,407,652      5,667,224
     90,153  BellSouth Corp                                                     3,368,558      4,169,576
      4,798  Bemis Co Inc                                                         155,711        214,711
      4,851  Beneficial Corp                                                      242,146        369,586

------------------------
26

           MASTER INVESTMENT TRUST ASSET ALLOCATION MASTER PORTFOLIO (UNAUDITED)

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     10,387  Bethlehem Steel Corp+                                           $    170,655  $     107,116
      9,132  Beverly Enterprises+                                                 125,000        158,669
     10,072  Biomet Inc+                                                          169,076        241,728
      8,579  Black & Decker Corp                                                  274,760        319,568
      9,492  Block (H & R) Inc                                                    385,839        366,629
     90,988  Boeing Co                                                          3,325,747      4,953,159
      5,006  Boise Cascade Corp                                                   183,312        210,565
     17,740  Boston Scientific Corp+                                              850,690        979,026
      2,284  Briggs & Stratton Corp                                                99,030        112,915
     90,853  Bristol-Myers Squibb Co                                            4,479,432      7,518,086
      6,298  Brown-Forman Corp Class B                                            235,465        312,932
     19,307  Browning-Ferris Industries Inc                                       639,135        734,873
      8,980  Brunswick Corp                                                       214,253        316,545
     13,977  Burlington Northern Santa Fe                                       1,023,854      1,350,528
     11,276  Burlington Resources Inc                                             474,476        578,600
     14,168  Cabletron Systems Inc+                                               437,071        453,376
      3,610  Caliber System Inc                                                   167,934        195,843
     42,187  Campbell Soup Co                                                   1,390,222      2,067,163
      9,872  Cardinal Health Inc                                                  579,777        700,912
     13,781  Carolina Power & Light Co                                            443,528        495,255
      6,756  Case Corp                                                            341,462        450,119
     34,352  Caterpillar Inc                                                    1,231,314      1,852,861
      2,584  Centex Corp                                                           93,218        150,841
     19,276  Central & South West Corp                                            504,989        427,686
      7,297  Ceridian Corp+                                                       296,494        269,989
      8,694  Champion International Corp                                          395,839        529,791
      9,730  Charming Shoppes Inc+                                                 74,075         59,900
     38,418  Chase Manhattan Bank                                               2,522,526      4,533,324
     59,343  Chevron Corp                                                       3,358,741      4,936,596
     61,290  Chrysler Corp                                                      1,679,634      2,256,238
     15,913  Chubb Corp                                                           798,101      1,130,818
      6,770  CIGNA Corp                                                           817,388      1,260,913
      3,718  Cincinnati Milacron Inc                                               87,164         99,921
     14,305  Cinergy Corp                                                         410,558        478,323
      8,925  Circuit City Stores Inc                                              247,034        359,789
     60,884  Cisco Systems Inc+                                                 2,956,562      4,448,337
     41,545  Citicorp                                                           3,494,081      5,564,433

                                                           ---------------------

MASTER INVESTMENT TRUST ASSET ALLOCATION MASTER PORTFOLIO (UNAUDITED)

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      8,878  Clear Channel Communications Inc+                               $    599,604  $     575,960
      9,298  Clorox Co                                                            401,044        689,214
      9,653  Coastal Corp                                                         371,065        591,246
    225,528  Coca-Cola Co                                                       9,488,556     13,743,113
     15,217  Cognizant Corp                                                       534,596        620,093
     26,785  Colgate-Palmolive Co                                               1,196,083      1,866,580
      5,058  Columbia Gas System Inc                                              213,194        354,060
     60,598  Columbia HCA Healthcare Corp                                       2,017,308      1,742,193
     31,764  Comcast Corp Class A                                                 616,729        817,923
      9,591  Comerica Inc                                                         457,209        757,090
     68,718  Compaq Computer Corp+                                              1,827,269      5,136,671
     32,993  Computer Associates International Inc                              1,303,334      2,369,310
      6,919  Computer Sciences Corp+                                              474,553        489,519
     21,732  ConAgra Inc                                                          989,852      1,434,312
     17,079  Conseco Inc                                                          648,643        833,669
     21,415  Consolidated Edison Co                                               665,564        728,110
      8,608  Consolidated Natural Gas Co                                          400,721        500,878
     11,093  Cooper Industries Inc                                                496,895        599,715
      7,106  Cooper Tire & Rubber Co                                              180,440        188,753
      3,445  Coors (Adolph) Co Class B                                             72,955        130,479
     18,750  CoreStates Financial Corp                                            859,598      1,241,016
     20,830  Corning Inc                                                          736,001        984,218
     19,218  Costco Companies Inc+                                                417,812        723,077
      9,541  Countrywide Credit Industries Inc                                    316,988        347,650
     13,011  CPC International Inc                                                896,187      1,205,144
      4,164  Crane Co                                                             118,004        171,224
     11,651  Crown Cork & Seal Co                                                 566,652        537,402
     19,735  CSX Corp                                                             915,899      1,154,498
     37,002  CUC International Inc+                                               856,105      1,147,062
      3,454  Cummins Engine Co Inc                                                176,584        269,628
     15,630  CVS Corp                                                             658,107        888,956
      8,526  Cyprus Amax Minerals                                                 224,750        204,624
      9,308  Dana Corp                                                            290,336        459,583
     13,888  Darden Restaurants Inc                                               150,634        160,580
      4,375  Data General Corp+                                                    78,754        116,484
     19,702  Dayton-Hudson Corp                                                   656,052      1,180,889
     23,147  Deere & Co                                                           867,741      1,244,151

------------------------
28

           MASTER INVESTMENT TRUST ASSET ALLOCATION MASTER PORTFOLIO (UNAUDITED)

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     30,384  Dell Computer Corp+                                             $    989,131  $   2,943,450
      6,632  Delta Air Lines Inc                                                  532,870        624,652
      7,521  Deluxe Corp                                                          243,336        252,424
     13,898  Digital Equipment Corp+                                              608,843        601,957
     10,343  Dillards Inc Class A                                                 336,338        453,153
     61,300  Disney (Walt) Co                                                   4,275,537      4,942,313
     16,716  Dominion Resources Inc                                               684,427        633,119
     13,307  Donnelley (R R) & Sons Co                                            476,563        474,894
     10,200  Dover Corp                                                           447,935        692,325
     20,743  Dow Chemical Co                                                    1,573,539      1,881,131
      8,664  Dow Jones & Co Inc                                                   341,752        405,042
     16,007  Dresser Industries Inc                                               437,293        688,301
     10,743  DSC Communications Corp+                                             328,185        289,390
     13,195  DTE Energy Co                                                        405,709        401,623
     32,604  Duke Power Co                                                      1,244,381      1,611,860
     15,545  Dun & Bradstreet Corp                                                365,300        441,089
    102,813  DuPont (E I) de Nemours                                            4,300,001      6,329,425
      1,837  Eastern Enterprises                                                   56,859         68,543
      7,117  Eastman Chemical Co                                                  402,894        441,254
     29,868  Eastman Kodak Co                                                   1,898,357      1,939,553
      6,975  Eaton Corp                                                           445,597        644,316
      5,658  Echlin Inc                                                           197,712        198,384
     12,885  Echo Bay Mines Ltd                                                   139,425         73,283
      5,860  Ecolab Inc                                                           184,214        284,576
     37,175  Edison International                                                 738,314        938,669
      4,330  EG & G Inc                                                            81,208         89,577
     22,349  EMC Corp+                                                            650,631      1,304,623
     40,441  Emerson Electric Co                                                1,690,233      2,330,413
     13,132  Engelhard Corp                                                       265,056        283,159
     27,719  Enron Corp                                                         1,019,151      1,067,182
     21,624  Entergy Corp                                                         632,230        563,576
     13,749  Equifax Inc                                                          432,161        432,234
    225,007  Exxon Corp                                                         9,720,485     14,414,511
     10,416  Federal Express Corp+                                                444,657        833,280
     63,047  Federal Home Loan Mortgage Corp                                    1,391,031      2,222,407
     96,356  Federal National Mortgage Association                              2,970,981      4,528,732
     18,933  Federated Department Stores Inc+                                     581,457        816,486

                                                           ---------------------

MASTER INVESTMENT TRUST ASSET ALLOCATION MASTER PORTFOLIO (UNAUDITED)

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     14,433  Fifth Third Bancorp                                             $    644,183  $     943,557
     26,888  First Chicago NBD Corp                                             1,146,714      2,023,322
     40,695  First Data Corp                                                    1,459,013      1,528,606
     50,922  First Union Corp                                                   1,605,832      2,549,283
     22,675  Fleet Financial Group Inc                                          1,017,546      1,486,630
      3,301  Fleetwood Enterprises Inc                                             82,894        110,790
      3,574  Fleming Co Inc                                                        80,188         65,449
      7,662  Fluor Corp                                                           408,167        410,875
      3,389  FMC Corp+                                                            218,894        300,774
    108,546  Ford Motor Co                                                      3,563,255      4,911,707
     17,096  Fort James Corp+                                                     622,597        783,211
     15,525  Fortune Brands Inc                                                   479,758        522,998
      3,744  Foster Wheeler Corp                                                  152,832        164,502
     16,544  FPL Group Inc                                                        688,124        847,880
     18,211  Freeport McMoRan Copper & Gold Inc Class B                           512,065        524,704
     14,923  Frontier Corp                                                        333,137        343,229
      7,012  Fruit of the Loom Inc Class A+                                       195,040        197,213
     12,830  Gannett Co Inc                                                       904,792      1,384,838
     24,830  Gap Inc                                                              634,030      1,243,052
      5,662  General Dynamics Corp                                                333,251        493,302
    297,740  General Electric Co                                               12,491,850     20,264,929
     14,602  General Mills Inc                                                    828,784      1,006,625
     66,225  General Motors Corp                                                3,441,566      4,432,936
      7,394  General Re Corp                                                    1,131,242      1,467,709
      4,604  General Signal Corp                                                  179,689        199,123
     16,334  Genuine Parts Co                                                     475,312        503,291
      8,353  Georgia-Pacific Corp                                                 662,916        871,844
      5,514  Giant Food Inc Class A                                               156,808        179,550
     50,927  Gillette Co                                                        3,396,068      4,395,637
      5,163  Golden West Financial                                                273,887        463,379
      4,865  Goodrich (B F) Co                                                    154,446        220,141
     14,117  Goodyear Tire & Rubber Co                                            679,290        970,544
     10,961  GPU Inc                                                              349,286        393,226
      6,567  Grace W.R. & Co                                                      355,066        483,495
      4,680  Grainger (W W) Inc                                                   333,351        416,520
      3,577  Great Atlantic & Pacific Tea Co                                       89,136        113,570
      5,487  Great Lakes Chemical Corp                                            364,416        270,578

------------------------
30

           MASTER INVESTMENT TRUST ASSET ALLOCATION MASTER PORTFOLIO (UNAUDITED)

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     12,279  Green Tree Financial Inc                                        $    436,404  $     577,113
     86,717  GTE Corp                                                           3,495,543      3,934,784
     13,534  Guidant Corp                                                         441,437        757,904
     22,946  Halliburton Co                                                       629,731      1,193,192
      6,416  Harcourt General Inc                                                 266,693        317,993
      2,840  Harland (John H) Co                                                   64,818         65,498
      4,493  Harnischfeger Industries Inc                                         151,947        192,076
      9,469  Harrah's Entertainment Inc+                                          267,058        212,461
      7,222  Harris Corp                                                          225,136        330,407
     10,726  Hartford Financial Services Group                                    615,674        923,106
     11,665  Hasbro Inc                                                           296,543        328,078
     31,155  Healthsouth Corp+                                                    695,082        831,449
     33,356  Heinz (H J) Co                                                     1,113,795      1,540,630
      2,218  Helmerich & Payne Inc                                                 83,139        177,440
      9,149  Hercules Inc                                                         446,125        455,163
     13,017  Hershey Foods Corp                                                   491,509        735,461
     94,566  Hewlett Packard Co                                                 3,871,117      6,578,247
     14,337  HFS Inc+                                                             937,582      1,067,210
     22,649  Hilton Hotels Corp                                                   452,671        762,988
     66,120  Home Depot Inc                                                     2,260,066      3,446,505
     13,481  Homestake Mining Co                                                  244,666        206,428
     11,521  Honeywell Inc                                                        590,056        774,067
      9,635  Household International Inc                                          692,979      1,090,562
     25,954  Houston Industries Inc                                               563,915        564,500
     14,766  Humana Inc+                                                          402,391        351,615
     14,411  Huntington Bancshares Inc                                            493,964        519,697
     12,043  IKON Office Solutions                                                376,659        307,849
     22,644  Illinois Tool Works Inc                                              749,677      1,132,200
     15,091  Inco Ltd                                                             466,255        378,218
     14,694  Ingersoll-Rand Co                                                    429,812        632,760
      4,532  Inland Steel Industries Inc                                          130,712         99,138
    148,504  Intel Corp                                                         5,934,171     13,708,776
     89,301  International Business Machines Corp                               5,401,700      9,460,325
      9,887  International Flavors & Fragrances                                   470,737        484,463
     27,330  International Paper Co                                             1,164,672      1,504,858
     11,204  Interpublic Group Cos Inc                                            333,754        574,905
     10,551  ITT Corp+                                                            551,905        714,830

                                                           ---------------------

MASTER INVESTMENT TRUST ASSET ALLOCATION MASTER PORTFOLIO (UNAUDITED)

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     10,805  ITT Industries Inc                                              $    243,656  $     358,591
      6,380  Jefferson-Pilot Corp                                                 308,763        504,020
    120,956  Johnson & Johnson                                                  5,219,387      6,970,090
      7,546  Johnson Controls Inc                                                 250,672        373,999
      3,637  Jostens Inc                                                           80,474         98,654
     44,037  K Mart Corp                                                          628,291        616,518
      3,672  Kaufman & Broad Home Corp                                             63,678         79,637
     37,826  Kellogg Co                                                         1,336,527      1,593,420
      4,354  Kerr-McGee Corp                                                      243,614        299,610
     20,037  KeyCorp                                                              813,232      1,274,854
     50,802  Kimberly-Clark Corp                                                1,829,483      2,486,123
      3,399  King World Productions+                                              136,285        147,007
      7,598  KLA Instruments Corp+                                                570,148        513,340
      8,319  Knight-Ridder Inc                                                    292,989        454,425
     23,063  Kroger Co+                                                           442,698        696,214
     29,765  Laidlaw Inc+                                                         331,438        444,615
     50,612  Lilly (Eli) & Co                                                   3,129,817      6,095,583
     24,645  Limited Inc                                                          464,376        602,262
      9,389  Lincoln National Corp                                                481,574        653,709
      6,450  Liz Claiborne Inc                                                    191,385        354,347
     17,538  Lockheed Martin Corp                                               1,269,247      1,869,989
     10,437  Loews Corp                                                           775,696      1,178,729
      3,633  Longs Drug Stores Corp                                                75,255         96,956
      3,129  Louisiana Land & Exploration Co                                      145,090        245,040
      9,953  Louisiana-Pacific Corp                                               296,887        248,825
     15,755  Lowe's Co Inc                                                        550,250        612,476
     12,788  LSI Logic Corp+                                                      445,088        410,815
     58,160  Lucent Technologies Inc                                            3,332,214      4,732,770
      6,706  Mallinckrodt Inc                                                     246,415        241,416
      5,751  Manor Care Inc                                                       139,323        191,221
     11,488  Marriott International                                               512,853        816,366
     15,096  Marsh & McLennan Companies Inc                                       805,852      1,156,731
     14,838  Masco Corp                                                           499,738        679,766
     26,511  Mattel Inc                                                           651,338        878,177
     21,479  May Department Stores Co                                             874,421      1,170,606
      8,910  Maytag Corp                                                          185,261        304,054
      3,924  MBIA Inc                                                             419,599        492,217

------------------------
32

           MASTER INVESTMENT TRUST ASSET ALLOCATION MASTER PORTFOLIO (UNAUDITED)

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     30,302  MBNA Corp                                                       $    653,649  $   1,227,231
      5,005  McDermott International Inc                                          131,761        182,683
     62,677  McDonald's Corp                                                    2,628,486      2,984,992
      9,085  McGraw-Hill Inc                                                      410,104        614,941
     62,382  MCI Communications                                                 1,788,253      1,832,471
      4,743  Mead Corp                                                            267,177        342,682
     42,450  Medtronic Inc                                                      1,167,028      1,995,150
     23,454  Mellon Bank Corp                                                     696,734      1,284,107
      3,343  Mercantile Stores Co Inc                                             159,990        210,400
    109,663  Merck & Co Inc                                                     7,168,057     10,959,446
      4,837  Meredith Corp                                                         91,216        160,226
     30,124  Merrill Lynch & Co Inc                                             1,067,988      2,234,824
     10,722  MGIC Investment Corp                                                 391,597        614,505
     19,042  Micron Technology Inc                                                676,354        660,519
    108,922  Microsoft Corp+                                                    7,293,114     14,411,742
      3,943  Millipore Corp                                                       136,345        193,700
     37,854  Minnesota Mining & Manufacturing Co                                2,569,407      3,501,495
     15,989  Mirage Resorts Inc                                                   436,335        481,669
     71,475  Mobil Corp                                                         3,887,777      5,289,150
     53,705  Monsanto Co                                                        1,354,694      2,094,495
      7,928  Moore Corp Ltd                                                       157,304        150,632
     16,294  Morgan (J P) & Co Inc                                              1,340,467      1,851,406
     53,364  Morgan St Dean Witter Discover                                     1,740,090      2,884,970
     12,726  Mortan International Inc                                             347,209        451,773
     53,965  Motorola Inc                                                       3,271,132      3,878,734
        756  NACCO Industries Inc Class A                                          41,361         88,877
      6,095  Nalco Chemical Co                                                    215,536        244,181
     20,030  National City Corp                                                   827,098      1,233,097
     12,820  National Semiconductor+                                              275,826        525,620
      4,073  National Service Industries Inc                                      141,083        178,957
     64,726  NationsBank                                                        2,666,984      4,004,921
      6,794  Navistar International Corp+                                         122,712        187,684
      8,648  New York Times Co Class A                                            288,164        454,020
     14,481  Newell Co                                                            418,825        579,240
     14,201  Newmont Mining Corp                                                  580,101        638,157
     13,327  Nextlevel Systems Inc                                                240,207        223,227
     13,217  Niagara Mohawk Power Corp+                                           191,548        126,388

                                                           ---------------------

MASTER INVESTMENT TRUST ASSET ALLOCATION MASTER PORTFOLIO (UNAUDITED)

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      4,434  NICOR Inc                                                       $    130,443  $     166,275
     26,189  Nike Inc Class B                                                     865,307      1,388,017
      7,274  Nordstrom Inc                                                        302,985        463,718
     11,439  Norfolk Southern Corp                                                944,875      1,181,077
      6,737  Northern States Power Co                                             317,908        335,166
     23,838  Northern Telecom Ltd                                               1,340,177      2,477,662
      6,033  Northrop Grumman Corp                                                441,734        732,255
     33,961  Norwest Corp                                                       1,334,940      2,080,111
     31,689  Novell Inc+                                                          475,018        284,211
      7,932  Nucor Corp                                                           443,267        417,917
     29,908  Occidental Petroleum Corp                                            637,772        775,739
     13,877  Ohio Edison Co                                                       306,868        325,242
      2,580  ONEOK Inc                                                             60,797         84,173
     88,969  Oracle Systems Corp+                                               1,968,339      3,241,808
      9,536  Oryx Energy Co+                                                      157,048        242,572
      4,816  Owens Corning Fiberglass Corp                                        196,585        175,784
     12,529  Owens-Illinois Inc+                                                  456,114        425,203
      7,114  PACCAR Inc                                                           221,329        398,384
      7,579  Pacific Enterprises                                                  210,535        256,739
     26,882  PacifiCorp                                                           547,927        601,485
     11,443  Pall Corp                                                            263,216        246,740
     11,550  Parametric Technology Corp+                                          494,468        509,644
     10,135  Parker Hannifin Corp                                                 253,765        456,075
     20,297  PECO Energy Co                                                       525,076        475,711
     22,460  Penney (J C) Co Inc                                                1,129,116      1,308,295
      4,286  Pennzoil Co                                                          232,780        341,541
      3,184  Peoples Energy Corp                                                  100,461        119,997
      5,533  Pep Boys-Manny Moe & Jack                                            171,176        150,774
    139,200  Pepsico Inc                                                        3,880,349      5,646,300
      3,964  Perkin-Elmer Corp                                                    198,876        289,620
    117,292  Pfizer Inc                                                         4,129,132      7,044,851
     39,834  PG&E Corp                                                          1,133,542        923,651
     46,022  Pharmacia and Upjohn Inc                                           1,710,154      1,679,803
      5,657  Phelps Dodge Corp                                                    370,710        439,125
    220,619  Philip Morris Co Inc                                               6,724,406      9,169,477
     23,922  Phillips Petroleum Co                                                867,505      1,234,973
      7,463  Pioneer Hi Bred International Inc                                    384,817        679,133

------------------------
34

           MASTER INVESTMENT TRUST ASSET ALLOCATION MASTER PORTFOLIO (UNAUDITED)

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     13,284  Pitney Bowes Inc                                                $    680,355  $   1,105,063
     21,735  Placer Dome Inc                                                      502,049        415,682
     27,918  PNC Bank Corp                                                        985,292      1,362,747
      4,086  Polaroid Corp                                                        174,289        209,152
      2,674  Potlatch Corp                                                        117,705        134,536
     14,950  PP & L Resources Inc                                                 367,980        327,031
     16,383  PPG Industries Inc                                                   760,326      1,027,009
     14,265  Praxair Inc                                                          522,520        730,190
    123,114  Procter & Gamble Co                                                5,805,583      8,502,561
      6,498  Progressive Corp Ohio                                                710,080        696,098
      8,562  Providian Financial Corp                                             151,488        339,804
     21,090  Public Services Enterprise Group                                     620,255        543,068
      1,891  Pulte Corp                                                            58,238         72,331
     12,388  Quaker Oats Co                                                       459,249        624,046
      9,672  Ralston-Purina Group                                                 602,928        855,972
      3,912  Raychem Corp                                                         226,390        330,564
     21,464  Raytheon Co                                                          925,569      1,269,059
      5,103  Reebok International Ltd                                             183,260        248,452
      4,936  Republic New York Corp                                               360,090        560,853
      6,616  Reynolds Metals Co                                                   382,398        468,496
     11,153  Rite Aid Corp                                                        419,020        618,294
     19,316  Rockwell International Corp                                          944,548      1,215,701
      5,661  Rohm & Haas Co                                                       390,049        543,102
      7,780  Rowan Co Inc+                                                        108,941        277,163
    194,800  Royal Dutch Petroleum Co+                                          7,232,386     10,811,400
     13,671  Rubbermaid Inc                                                       435,307        349,465
      3,361  Russell Corp                                                          96,315         98,939
      6,912  Ryder System Inc                                                     187,512        248,400
     11,482  SAFECO Corp                                                          402,304        608,546
      5,345  Safety-Kleen Corp                                                     87,260        127,946
      9,801  Salomon Inc                                                          439,929        736,913
     43,570  Sara Lee Corp                                                      1,444,036      2,243,855
     82,842  SBC Communication Inc                                              4,080,953      5,084,428
     66,418  Schering-Plough Corp                                               1,964,843      3,420,527
     44,812  Schlumberger Ltd                                                   1,888,668      3,772,610
     23,898  Schwab (Charles) Corp                                                654,283        854,354
      7,143  Scientific-Atlanta Inc                                               137,126        161,610

                                                           ---------------------

MASTER INVESTMENT TRUST ASSET ALLOCATION MASTER PORTFOLIO (UNAUDITED)

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     22,299  Seagate Technology Inc+                                         $    729,824  $     805,551
     33,632  Seagram Co Ltd                                                     1,163,942      1,185,528
     35,645  Sears Roebuck & Co                                                 1,398,232      2,029,537
     22,856  Service Corp International                                           553,571        735,678
      2,289  Shared Medical System Corp                                           101,932        121,031
     15,603  Sherwin Williams Co                                                  348,379        459,313
      9,037  Sigma-Aldrich Corp                                                   223,817        297,656
     16,101  Silicon Graphics Inc+                                                472,266        422,651
      5,572  Snap-On Inc                                                          170,442        256,660
      7,785  Sonat Inc                                                            294,471        396,062
     61,878  Southern Co                                                        1,378,352      1,396,122
     13,206  Southwest Airlines Co                                                330,565        421,767
      1,864  Springs Industries Inc Class A                                        79,287         97,860
     39,091  Sprint Corp                                                        1,547,809      1,954,550
      8,288  St Jude Medical Inc+                                                 281,860        290,598
      7,542  St Paul Co Inc                                                       445,162        615,144
      8,075  Stanley Works                                                        231,166        347,225
     14,519  State Street Corp                                                    736,251        884,752
      9,101  Stone Container Corp                                                 153,685        141,634
      4,626  Stride Rite Corp                                                      61,309         62,740
      6,618  Sun Co Inc                                                           194,199        289,951
     33,477  Sun Microsystems Inc+                                                701,617      1,567,142
     17,790  Sunamerica Inc                                                       673,421        697,146
     19,392  SunTrust Banks Inc                                                   739,969      1,317,444
      5,425  Supervalu Inc                                                        176,685        212,931
     15,776  Sysco Corp                                                           489,503        582,726
      9,948  Tandy Corp                                                           237,854        334,502
      2,987  Tektronix Inc                                                        135,914        201,436
     45,959  Tele-Communication Inc Class A+                                      792,642        942,167
     16,434  Tellabs Inc+                                                         549,238        846,351
      5,024  Temple-Inland Inc                                                    256,413        321,536
     27,373  Tenet Healthcare Corp+                                               650,587        797,239
     15,565  Tenneco Inc+                                                         693,319        745,174
     47,826  Texaco Inc                                                         1,991,134      2,938,310
     17,339  Texas Instruments Inc                                              1,055,188      2,342,932
     21,909  Texas Utilities Co                                                   857,685        788,724
     15,023  Textron Inc                                                          632,594        976,495

------------------------
36

           MASTER INVESTMENT TRUST ASSET ALLOCATION MASTER PORTFOLIO (UNAUDITED)

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     13,659  Thermo Electron Corp+                                           $    535,136  $     546,360
      4,902  Thomas & Betts Corp                                                  213,017        267,772
     50,800  Time Warner Inc                                                    2,195,376      2,752,725
      8,642  Times Mirror Co Class A                                              309,852        474,770
      5,740  Timken Co                                                            132,681        229,959
     14,822  TJX Companies Inc                                                    248,170        452,997
     12,690  Torchmark Corp                                                       344,102        498,083
     25,931  Toys R Us Inc+                                                       890,513        920,551
      6,042  Transamerica Corp                                                    430,561        601,179
     58,286  Travelers Group Inc                                                2,157,685      3,978,020
     11,171  Tribune Co                                                           394,269        595,554
     11,358  TRW Inc                                                              491,929        623,270
      5,648  Tupperware Corp                                                      195,599        158,850
     24,213  Tyco International Ltd+                                            1,821,310      1,986,979
     22,245  U.S. Bancorp                                                       1,356,579      2,146,643
     43,488  U.S. West Inc                                                      1,333,424      1,674,288
     55,032  U.S. West Media Group+                                             1,092,219      1,227,902
     19,590  Unicom Corp                                                          534,719        457,916
     14,547  Unilever NV                                                        2,256,687      3,093,056
      6,308  Union Camp Corp                                                      323,001        389,125
     11,422  Union Carbide Corp                                                   442,338        556,109
      9,341  Union Electric Co                                                    361,390        359,045
     22,455  Union Pacific Corp                                                 1,149,969      1,406,244
     23,012  Union Pacific Resources Group Inc                                    589,239        602,635
     16,037  Unisys Corp+                                                         153,730        245,567
     16,958  United Healthcare Corp                                               885,104        847,900
      6,664  United States Surgical                                               193,017        194,506
     21,490  United Technologies Corp                                           1,130,840      1,740,690
     22,692  Unocal Corp                                                          730,672        981,429
     12,687  UNUM Corp                                                            405,732        578,844
      7,129  USAir Group Inc+                                                     153,602        294,962
     10,009  USF & G Corp                                                         183,774        229,581
     16,653  UST Inc                                                              509,516        508,957
     26,142  USX - Marathon Group                                                 560,995        972,156
      7,781  USX - US Steel Group                                                 277,205        270,390
      5,758  VF Corp                                                              344,127        533,335
     31,981  Viacom Inc Class B+                                                1,275,624      1,011,399

                                                           ---------------------

MASTER INVESTMENT TRUST ASSET ALLOCATION MASTER PORTFOLIO (UNAUDITED)

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     14,666  Wachovia Corp                                                   $    675,708  $   1,055,952
    205,735  Wal Mart Stores Inc                                                5,615,081      7,535,044
     44,682  Walgreen Co                                                          776,081      1,144,976
     24,609  Warner Lambert Co                                                  1,647,481      3,320,677
     22,679  Washington Mutual Inc                                              1,118,146      1,581,860
     41,164  Waste Management Inc                                               1,219,859      1,438,167
      7,937  Wells Fargo & Co                                                   1,596,044      2,182,675
     11,839  Wendy's International Inc                                            241,270        251,579
      4,873  Western Atlas Inc+                                                   260,853        428,824
     58,779  Westinghouse Electric Corp                                         1,180,330      1,590,707
      9,318  Westvaco Corp                                                        264,072        336,030
     17,961  Weyerhaeuser Co                                                      841,206      1,066,434
      6,713  Whirlpool Corp                                                       382,768        445,156
      9,212  Whitman Corp                                                         192,090        251,027
     10,002  Willamette Industries Inc                                            339,029        382,577
     14,336  Williams Co Inc                                                      428,036        671,104
     13,555  Winn-Dixie Stores Inc                                                437,235        480,355
     12,246  Woolworth Corp+                                                      250,461        270,943
     81,984  WorldCom Inc+                                                      2,236,679      2,900,184
      8,859  Worthington Industries Inc                                           177,654        179,395
     10,554  Wrigley (Wm) Jr Co                                                   582,694        794,848
     29,413  Xerox Corp                                                         1,464,121      2,476,183
                                                                             ------------  --------------
             TOTAL COMMON STOCKS                                             $470,429,190  $ 666,855,375

------------------------
38

           MASTER INVESTMENT TRUST ASSET ALLOCATION MASTER PORTFOLIO (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES - 49.95%
             U.S. TREASURY BILLS - .55%
$   178,000  U.S. Treasury Bills                                  3.04 %(F)     10/02/97   $      177,949
    178,000  U.S. Treasury Bills                                  3.04 (F)      10/02/97          177,949
    149,000  U.S. Treasury Bills                                  4.24 (F)      10/09/97          148,816
    492,000  U.S. Treasury Bills                                  4.49 (F)      10/23/97          490,369
    697,000  U.S. Treasury Bills                                  4.58 (F)      10/30/97          694,028
    119,000  U.S. Treasury Bills                                  4.72 (F)      11/20/97          118,160
    877,000  U.S. Treasury Bills                                  4.73 (F)      12/18/97          867,984
  1,426,000  U.S. Treasury Bills                                  4.85 (F)      11/13/97        1,417,226
    455,000  U.S. Treasury Bills                                  4.85 (F)      12/11/97          450,536
    209,000  U.S. Treasury Bills                                  4.87 (F)      12/04/97          207,142
  2,800,000  U.S. Treasury Bills                                  4.89 (F)      12/26/97        2,766,680
                                                                                           --------------
                                                                                           $    7,338,890

             U.S. TREASURY BONDS - 49.40%
$22,175,000  U.S. Treasury Bonds                                  6.00 %        02/15/26   $   20,830,641
 39,675,000  U.S. Treasury Bonds                                  6.25          08/15/23       38,534,344
 13,350,000  U.S. Treasury Bonds                                  6.38          08/15/27       13,278,311
 18,300,000  U.S. Treasury Bonds                                  6.50          11/15/26       18,414,375
 19,050,000  U.S. Treasury Bonds                                  6.63          02/15/27       19,498,056
 18,750,000  U.S. Treasury Bonds                                  6.75          08/15/26       19,464,844
 21,550,000  U.S. Treasury Bonds                                  6.88          08/15/25       22,654,438
 31,125,000  U.S. Treasury Bonds                                  7.13          02/15/23       33,556,641
 18,050,000  U.S. Treasury Bonds                                  7.25          08/15/22       19,725,274
 20,275,000  U.S. Treasury Bonds                                  7.50          11/15/24       22,898,078
 18,675,000  U.S. Treasury Bonds                                  7.63          11/15/22       21,283,673
 20,100,000  U.S. Treasury Bonds                                  7.63          02/15/25       23,016,510
 19,200,000  U.S. Treasury Bonds                                  7.88          02/15/21       22,368,000
 58,350,000  U.S. Treasury Bonds                                  8.00          11/15/21       68,980,667
 32,699,000  U.S. Treasury Bonds                                  8.13          08/15/19       38,911,810
 18,175,000  U.S. Treasury Bonds                                  8.13          05/15/21       21,730,484
 21,400,000  U.S. Treasury Bonds                                  8.13          08/15/21       25,606,447
 17,050,000  U.S. Treasury Bonds                                  8.50          02/15/20       21,072,742
 17,200,000  U.S. Treasury Bonds                                  8.75          05/15/20       21,764,364
 37,350,000  U.S. Treasury Bonds                                  8.75          08/15/20       47,352,814
 22,975,000  U.S. Treasury Bonds                                  8.88          08/15/17       29,106,453

                                                           ---------------------

MASTER INVESTMENT TRUST ASSET ALLOCATION MASTER PORTFOLIO (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES (CONTINUED)
$34,315,000  U.S. Treasury Bonds                                  8.88 %        02/15/19   $   43,740,917
 16,549,000  U.S. Treasury Bonds                                  9.00          11/15/18       21,317,181
 15,300,000  U.S. Treasury Bonds                                  9.13          05/15/18       19,885,226
                                                                                           --------------
                                                                                           $  654,992,290
             TOTAL U.S. TREASURY SECURITIES                                                $  662,331,180
             (Cost $621,524,096)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $1,091,953,286)* (Notes 1 and 3)                  100.25%               $1,329,186,555
              Other Assets and Liabilities, Net                         (.25)                   (3,278,590)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $1,325,907,965
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
(F)  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $246,344,510
Gross Unrealized Depreciation     (9,111,241)
                                ------------
NET UNREALIZED APPRECIATION     $237,233,269
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
40

 MASTER INVESTMENT TRUST U.S. GOVERNMENT ALLOCATION MASTER PORTFOLIO (UNAUDITED)
-----------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES - 99.64%
             U.S. TREASURY BILLS - 38.39%
$    26,000  U.S. Treasury Bills                                  3.04 %(F)     10/02/97   $      25,993
     14,000  U.S. Treasury Bills                                  4.24 (F)      10/09/97          13,983
 17,315,000  U.S. Treasury Bills                                  4.44 (F)      10/16/97      17,276,890
     67,000  U.S. Treasury Bills                                  4.49 (F)      10/23/97          66,790
     28,000  U.S. Treasury Bills                                  4.58 (F)      10/30/97          27,889
 16,818,000  U.S. Treasury Bills                                  4.73 (F)      12/18/97      16,647,095
     52,000  U.S. Treasury Bills                                  4.80 (F)      11/06/97          51,741
     14,000  U.S. Treasury Bills                                  4.85 (F)      12/11/97          13,865
    745,000  U.S. Treasury Bills                                  4.87 (F)      12/04/97         738,510
    282,000  U.S. Treasury Bills                                  4.89 (F)      12/26/97         278,686
                                                                                           --------------
                                                                                           $  35,141,442

             U.S. TREASURY BONDS - 14.48%
$ 1,550,000  U.S. Treasury Bonds                                 10.75 %        02/15/03   $   1,880,344
  1,400,000  U.S. Treasury Bonds                                 10.75          05/15/03       1,708,875
  1,900,000  U.S. Treasury Bonds                                 11.13          08/15/03       2,367,875
  1,400,000  U.S. Treasury Bonds                                 11.63          11/15/02       1,741,250
  3,200,000  U.S. Treasury Bonds                                 11.88          11/15/03       4,135,001
  1,000,000  U.S. Treasury Bonds                                 13.75          08/15/98       1,422,813
                                                                                           --------------
                                                                                           $  13,256,158

             U.S. TREASURY NOTES - 46.77%
$11,400,000  U.S. Treasury Notes                                  5.75 %        08/15/03   $  11,225,443
  6,350,000  U.S. Treasury Notes                                  5.88          02/15/04       6,284,519
 10,300,000  U.S. Treasury Notes                                  6.25          02/15/03      10,399,786
  5,900,000  U.S. Treasury Notes                                  7.25          05/15/04       6,268,750
  6,800,000  U.S. Treasury Notes                                  7.25          08/15/04       7,233,498
  1,050,000  U.S. Treasury Notes                                 12.38          05/15/04       1,404,047
                                                                                           --------------
                                                                                           $  42,816,043
             TOTAL U.S. TREASURY SECURITIES                                                $  91,213,643
             (Cost $90,530,131)

                                                           ---------------------

MASTER INVESTMENT TRUST U.S. GOVERNMENT ALLOCATION MASTER PORTFOLIO (UNAUDITED)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $90,530,131)* (Notes 1 and 3)                      99.64%               $   91,213,643
              Other Assets and Liabilities, Net                         0.36                       333,295
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $   91,546,938
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $    845,347
Gross Unrealized Depreciation       (161,835)
                                ------------
NET UNREALIZED APPRECIATION     $    683,512
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
42

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - SEPT. 30, 1997

                                                                       U.S.
                                                      ASSET      GOVERNMENT
                                                 ALLOCATION      ALLOCATION
                                                     MASTER          MASTER
                                                  PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                              $1,329,186,555     $91,213,643
  Cash                                                7,391           1,106
Receivables:
  Dividends and Interest                         10,245,244         814,887
  Investment securities sold                          2,730               0
TOTAL ASSETS                                  1,339,441,920      92,029,636

LIABILITIES
Payables:
  Distribution to beneficial interest
    holders                                      13,149,597         421,912
  Due to WFB (Note 2)                               384,242          37,500
  Other                                                 116          23,286
TOTAL LIABILITIES                                13,533,955         482,698
TOTAL NET ASSETS                             $1,325,907,965     $91,546,938
INVESTMENT AT COST (NOTE 3)                  $1,091,953,286     $90,530,131
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF OPERATIONS (UNAUDITED) - FOR THE SIX MONTHS ENDED SEPT. 30, 1997

                                                   ASSET             U.S.
                                              ALLOCATION       GOVERNMENT
                                                  MASTER           MASTER
                                               PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                  $ 5,083,952     $          0
  Interest                                    23,919,950        3,139,984
TOTAL INVESTMENT INCOME                       29,003,902        3,139,984

EXPENSES (NOTE 2)
  Advisory fees                                2,254,410          232,857
  Legal and audit fees                             8,256            7,410
  Other                                           25,929            1,917
TOTAL EXPENSES                                 2,288,595          242,184
NET INVESTMENT INCOME                         26,715,307        2,897,800

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS
  Net realized gain on sale of
    investments                               74,014,936           18,649
  Net change in unrealized appreciation
    of investments                           103,774,393        2,855,664
NET GAIN ON INVESTMENTS                      177,789,329        2,874,313
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $204,504,636    $  5,772,113
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

------------------------
44

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                ASSET ALLOCATION MASTER PORTFOLIO
                                             ----------------------------------------------------
                                                                                   FROM APRIL 28,
                                                                                             1996
                                                                                    (COMMENCEMENT
                                                (UNAUDITED)                        OF OPERATIONS)
                                                FOR THE SIX        FOR THE SIX                 TO
                                               MONTHS ENDED       MONTHS ENDED          SEPT. 30,
                                             SEPT. 30, 1997     MARCH 31, 1997           1996 (1)
-------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $   26,715,307     $   26,291,857     $   22,205,929
  Net realized gain (loss) on sale of
    investments                                  74,014,936         16,581,561         72,820,164
  Net change in unrealized appreciation
    (depreciation) of investments               103,774,393         16,897,909        (55,284,698)
NET INCREASE IN NET ASSETS RESULTING
FROM
 OPERATIONS                                     204,504,636         59,771,327         39,741,395
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM BENEFICIAL INTERESTS
 TRANSACTIONS                                    (9,787,936)       (48,645,394)     1,080,323,937
INCREASE (DECREASE) IN NET ASSETS               194,716,700         11,125,933      1,120,065,332

NET ASSETS:
  Beginning net assets                        1,131,191,265      1,120,065,332                  0
  ENDING NET ASSETS                          $1,325,907,965     $1,131,191,265     $1,120,065,332
-------------------------------------------------------------------------------------------------

(1) "NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTERESTS TRANSACTIONS" INCLUDES $980,510,972, AS A RESULT OF THE CONVERSION FROM STAND-ALONE TO "MASTER/FEEDER" STRUCTURE.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                               U.S. GOVERNMENT ALLOCATION MASTER PORTFOLIO
                                             ---------------------------------------------
                                                                                FROM APRIL
                                                                                  28, 1996
                                             (UNAUDITED)                      (COMMENCEMENT
                                             FOR THE SIX                                OF
                                                  MONTHS      FOR THE SIX      OPERATIONS)
                                                   ENDED     MONTHS ENDED               TO
                                               SEPT. 30,        MARCH 31,        SEPT. 30,
                                                    1997             1997         1996 (1)
------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $ 2,897,800     $  3,138,015     $  3,981,607
  Net realized gain (loss) on sale of
    investments                                   18,649        1,030,525       (1,454,942)
  Net change in unrealized appreciation
    (depreciation) of investments              2,855,664       (2,123,856)         651,125
NET INCREASE IN NET ASSETS RESULTING
FROM
 OPERATIONS                                    5,772,113        2,044,684        3,177,790
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM BENEFICIAL INTERESTS
 TRANSACTIONS                                 (8,529,909)     (13,060,349)     102,142,609
INCREASE (DECREASE) IN NET ASSETS             (2,757,796)     (11,015,665)     105,320,399

NET ASSETS:
  Beginning net assets                        94,304,734      105,320,399                0
  ENDING NET ASSETS                          $91,546,938     $ 94,304,734     $105,320,399
------------------------------------------------------------------------------------------

(1) "NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTERESTS TRANSACTIONS" INCLUDES $169,909,388, AS A RESULT OF THE CONVERSION FROM STAND-ALONE TO "MASTER/FEEDER" STRUCTURE.

The accompanying notes are an integral part of these financial statements.

---------------------
46

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1. SIGNIFICANT ACCOUNTING POLICIES

The Master Investment Trust (the "Trust") is a business trust organized under the laws of Delaware on August 14, 1991. The Trust is registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust's Declaration of Trust permits the issuance of beneficial interests ("interests"). The Trust currently issues nine series of investment portfolios. These financial statements represent two of these series, the Asset Allocation and U.S. Government Allocation Master Portfolios (the "Master Portfolios").

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and assumptions should not be considered an indication of actual or expected figures; actual results may differ.

INVESTMENT POLICY AND SECURITY VALUATION

Securities for which the primary market is a national securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the last reported sales price on the day of valuation. U.S. Government obligations are valued at the reported bid price. In the absence of any sale of such securities on the valuation date and in the case of other securities, excluding debt instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded no later than one business day after trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) amortized as required by the Internal Revenue Code of 1986, as amended (the "Code").

FEDERAL INCOME TAXES

Each Master Portfolio intends to qualify for federal income tax purposes as a partnership. Management of each Master Portfolio, therefore, believes that it will not be subject to any federal or state income tax on its income and net capital gains (if any). However, each investor in a Master Portfolio will be taxed on its distributive share of the partnership's income for purposes of determining its federal and state income tax liabilities. The determination of such share will be made in accordance with the Code and the regulations promulgated thereunder.

It is intended that the Master Portfolios' assets, income, gain/loss and allocations will be managed in such a way that a regulated investment company investing in the Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invests all of its assets in the Master Portfolio.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into separate advisory contracts on behalf the Master Portfolios with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contracts, WFB has agreed to provide the Master Portfolios with daily portfolio management. Under the contracts, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.50% of the first $250 million of each Master Portfolio's average daily net assets, 0.40% of the next $250 million, and 0.30% of each Master Portfolio's average daily net assets in excess of $500 million.

Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), currently acts as sub-adviser to the Master Portfolios. BGFA is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.20% of the Asset Allocation Master Portfolio's average daily net assets and 0.15% of the U.S. Government Allocation Master Portfolio's average daily net assets. In addition, the U.S. Government Allocation Master Portfolio will pay BGFA an annual fee of $40,000 for such sub-advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

The Trust has entered into administration and co-administration agreements on behalf of the Master Portfolios with WFB and Stephens, respectively. Pursuant to the agreements, neither WFB nor Stephens is entitled to receive fees for administration services provided to the Master Portfolios so long as they receive fees for providing such services to the Funds which invest in the Master Portfolios (under separate agreements).

BGI currently acts as custodian to the Master Portfolios. BGI is a wholly-owned subsidiary of Barclays Global Investors Holdings Inc. BGI will not be entitled to receive compensation for its custodial services so long as BGFA is entitled to

---------------------
48

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
receive compensation for providing investment sub-advisory services to the Master Portfolios.

DISSOLUTION OF THE MASTER PORTFOLIOS

On July 23, 1997 the Board of Directors of Stagecoach Funds, Inc. (the "Company") approved a plan to reorganize the master/feeder structure of its feeder funds into a stand-alone structure (the "Reorganization"). When the Reorganization occurs, the Asset Allocation and U.S. Government Allocation Funds will withdraw their investments in the corresponding Master Portfolios and instead will invest directly in a portfolio of securities (the "Dissolution"). The Asset Allocation and U.S. Government Allocation Funds will retain WFB, the investment adviser to the Master Portfolios, and BGFA, the sub-adviser to the Master Portfolios, to manage their assets directly, in substantially the same manner as WFB and BGFA currently manage each Master Portfolio's assets. The Funds will compensate WFB at the same advisory fee level and BGFA at a lower sub-advisory fee level. The Reorganization and the Dissolution are expected to take place on or about December 12, 1997.

Each Master Portfolio will distribute all of its assets and liabilities in-kind (the "In-Kind Distribution") to its interest holders. The In-Kind Distribution will occur as of the close of business on the Dissolution date. The existing Master Portfolios will no longer hold any assets or have any liabilities and will wind up their affairs.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Master Portfolio, for the six months ended September 30, 1997, were as follows:

                                                            U.S. GOVERNMENT
                                                                 ALLOCATION
AGGREGATE PURCHASES                       ASSET ALLOCATION           MASTER
  AND SALES                               MASTER PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------
Total purchases at cost                       $392,845,373      $19,310,619
Total sales proceeds                           378,197,287       59,686,070

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. FINANCIAL HIGHLIGHTS

The portfolio turnover rates, exclusive of short-term securities, and average commission rate paid for each Master Portfolio for the stated periods are as follows:

                                                        AVERAGE
                                          PORTFOLIO  COMMISSION
PERIOD                                     TURNOVER   RATE PAID
---------------------------------------------------------------
ASSET ALLOCATION MASTER PORTFOLIO
  Six Months Ended September 30, 1997           31%  $   0.0290
  Six Months Ended March 31, 1997                5%  $   0.0277
  Period Ended September 30, 1996 (1)           28%  $   0.0261

U.S. GOVERNMENT ALLOCATION MASTER
  PORTFOLIO
  Six Months Ended September 30, 1997           26%         N/A
  Six Months Ended March 31, 1997              113%         N/A
  Period Ended September 30, 1996 (1)           87%         N/A

 (1) THE MASTER PORTFOLIO COMMENCED OPERATIONS ON APRIL 28, 1996.

---------------------
50

                                                           LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
52

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
54

Wells Fargo Bank provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

SC AAR AR (11/97)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

                     [LOGO]
                                               -C- 1997 Stagecoach Funds